Derivative Financial Instruments - Narrative (Details) $ in Thousands				3 Months Ended				6 Months Ended
	Jun. 26, 2024 USD ($) instrument	May 02, 2024 USD ($)	Mar. 24, 2022 USD ($)	Jun. 30, 2024 USD ($)		Jul. 02, 2023 USD ($)	[1]	Jun. 30, 2024 USD ($)		Jul. 02, 2023 USD ($)
Derivative [Line Items]
Settlement amount of swap included in accumulated other comprehensive income				$ (987)	[1]	$ (595)		$ (1,593)	[2]	$ (1,186)	[2]
Repayments of debt								734,000		$ 1,028,623
Term Loan B
Derivative [Line Items]
Repayments of debt		$ 479,000
Interest rate swap agreements
Derivative [Line Items]
Loss on termination of derivative				$ 700				$ 700
Interest rate swap agreements | Term Loan B
Derivative [Line Items]
Unamortized gain recognized		$ 1,100
Interest rate swap agreements | Derivatives Designated as Hedging Instruments
Derivative [Line Items]
Net cash proceeds from termination of swap			$ 7,400
Interest rate swap agreements | Derivatives Designated as Hedging Instruments | Term Loan B
Derivative [Line Items]
Settlement amount of swap included in accumulated other comprehensive income			$ 7,700
Interest rate swap agreements | Derivatives Not Designated as Hedging Instruments
Derivative [Line Items]
Number of derivative instruments terminated | instrument	2
Cash payment for termination of derivative	$ 1,800

[1]	Change in fair value of cash flow hedging is presented net of tax benefit of $0.4 million and $0.2 million for the three months ended June 30, 2024 and July 2, 2023, respectively.
[2]	Change in fair value of cash flow hedging is presented net of tax benefit of $0.6 million and $0.4 million for the six months ended June 30, 2024 and July 2, 2023.